The Statement Establishing and Fixing the Rights and
Preferences of Variable Rate Municipal Term Preferred
Shares for MFS Municipal Income Trust, initially dated as of September 17, 2012 as amended and restated as of March 24, 2016, together with an Appendix B thereto dated March 24, 2016, has been amended by First
Amendment to Statement Establishing and Fixing the
Rights and Preferences of Variable Rate Municipal Term
Preferred Shares, dated October 9, 2018, to extend the term redemption date of April 1, 2019 to October 31, 2021 and to make certain other changes. The amendment is attached hereto as EX-99.G.1.b.ii.